Income taxes (Tables)	12 Months Ended
Dec. 31, 2012
Income taxes [Abstract]
Reconciliation Of Statutory Tax Rate To Effective Tax Rate
	Year Ended December 31,
	2010	2011	2012
Statutory tax rate	25%	25%	25%
Expenses not deductible	0.39%	0.15%	-%
Income not subject to tax	-	-	-
Effective tax rate	25.39%	25.15%	25%

Schedule of Provision for Income Taxes
	Year Ended December 31,
	2010	2011	2012	2012
	(RMB)	(RMB)	(RMB)	($)
Current tax expenses	88,264,738	105,194,680	62,717,151	9,978,069

Income tax expense	88,264,738	105,194,680	62,717,151	9,978,069